Financial liabilties designated at fair value (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of financial liabilities measured at fair value

		2017	2016
	Footnotes	$m	$m
Deposits by banks	1	23,297	24,827
Customer accounts	1, 2	52,595	45,085
Other debt securities in issue (Note 24)	3	40,734	32,656
Other liabilities – net short positions in securities		67,735	51,123
At 31 Dec		184,361	153,691

1	‘Deposits by banks’ and ‘Customer accounts’ include repos, settlement accounts, stock lending, cash collateral and margin accounts relating to trading activities.

2
Structured deposits placed at HSBC Bank USA and HSBC Trust Company (Delaware) National Association are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.

3	‘Other debt securities in issue’ comprises structured notes issued by HSBC for which market risks are actively managed as part of trading portfolios.

HSBC
	2017	2016
	$m	$m
Deposits by banks and customer accounts	145	135
Liabilities to customers under investment contracts	5,635	6,002
Debt securities in issue (Note 24)	64,359	57,112
Subordinated liabilities (Note 27)	23,831	23,172
Preferred securities (Note 27)	459	411
At 31 Dec	94,429	86,832

HSBC Holdings
	2017	2016
	$m	$m
Debt securities in issue (Note 24)	17,496	16,766
Subordinated liabilities (Note 27)	13,394	13,347
At 31 Dec	30,890	30,113

HSBC’s subordinated liabilities
	2017	2016
	$m	$m
At amortised cost	19,826	20,984
– subordinated liabilities	17,988	19,230
– preferred securities	1,838	1,754
Designated at fair value (Note 23)	24,290	23,583
– subordinated liabilities	23,831	23,172
– preferred securities	459	411
At 31 Dec	44,116	44,567
Issued by HSBC subsidiaries	15,470	16,860
Issued by HSBC Holdings	28,646	27,707

HSBC’s subordinated liabilities in issue
					2017	2016
		Footnotes	First call date	Maturity date	$m	$m
Additional tier 1 capital securities guaranteed by HSBC Holdings plc		1
$900m	10.176% non-cumulative step-up perpetual preferred securities, series 2		Jun 2030		892	891
					892	891
Additional tier 1 capital securities guaranteed by HSBC Bank plc		1
£300m	5.862% non-cumulative step-up perpetual preferred securities		Apr 2020		459	411
£700m	5.844% non-cumulative step-up perpetual preferred securities		Nov 2031		946	863
					1,405	1,274
Tier 2 securities issued by HSBC Bank plc
$750m	Undated floating rate primary capital notes		Jun 1990		750	750
$500m	Undated floating rate primary capital notes		Sep 1990		500	500
$300m	Undated floating rate primary capital notes, series 3		Jun 1992		300	300
$300m	7.65% subordinated notes		—	May 2025	375	372

£350m	5.00% callable subordinated notes	2	Mar 2018	Mar 2023	496	466
£300m	6.50% subordinated notes		—	Jul 2023	405	369
£350m	5.375% callable subordinated step-up notes	3	Nov 2025	Nov 2030	584	489
£500m	5.375% subordinated notes		—	Aug 2033	912	750
£225m	6.25% subordinated notes		—	Jan 2041	303	276
£600m	4.75% subordinated notes		—	Mar 2046	802	731
					5,427	5,003
Tier 2 securities issued by The Hongkong and Shanghai Banking Corporation Ltd
$400m	Primary capital undated floating rate notes (third series)		Jul 1991		400	400
					400	400
Tier 2 securities issued by HSBC Bank Malaysia Berhad
MYR500m	4.35% subordinated bonds	4	Jun 2017	Jun 2022	—	112
MYR500m	5.05% subordinated bonds		Nov 2022	Nov 2027	123	112
					123	224
Tier 2 securities issued by HSBC USA Inc.
$750m	5.00% subordinated notes		—	Sep 2020	748	748
$250m	7.20% subordinated debentures		—	Jul 2097	221	220
	Other subordinated liabilities each less than $150m	5			277	284
					1,246	1,252
Tier 2 securities issued by HSBC Bank USA, N.A.
$500m	6.00% subordinated notes		—	Aug 2017	—	498
$1,250m	4.875% subordinated notes		—	Aug 2020	1,236	1,257
$1,000m	5.875% subordinated notes		—	Nov 2034	1,272	1,137
$750m	5.625% subordinated notes		—	Aug 2035	955	862
$700m	7.00% subordinated notes		—	Jan 2039	700	701
					4,163	4,455
Tier 2 securities issued by HSBC Finance Corporation
$2,939m	6.676% senior subordinated notes	6	—	Jan 2021	1,092	2,192

Tier 2 securities issued by HSBC Bank Canada
CAD400m	4.80% subordinated debentures	4	Apr 2017	Apr 2022	—	299
	Other subordinated liabilities each less than $150m		Oct 1996	Nov 2083	31	29
					31	328
Securities issued by HSBC Mexico, S.A.
$300m	Non-convertible subordinated obligations	7, 8	Jun 2014	Jun 2019	240	240
	Other subordinated liability less than $150m	7, 9			115	198
					355	438
Securities issued by other HSBC subsidiaries
Other subordinated liabilities each less than $200m		5			336	403
Subordinated liabilities issued by HSBC subsidiaries at 31 Dec					15,470	16,860

1	See paragraph below, ‘Guaranteed by HSBC Holdings or HSBC Bank plc’.

2	In January 2018, HSBC gave notice it will redeem these securities.

3	The interest rate payable after November 2025 is the sum of the three-month sterling Libor plus 1.50% percentage points.

4	In 2017 HSBC redeemed these securities.

5	Some securities included here are ineligible for inclusion in the capital base of HSBC.

6	HSBC tendered for these securities in 2017. In January 2018 a further tender was conducted. The principal balance is now $509m.

7	These securities are ineligible for inclusion in the capital base of HSBC.

8	Approximately $60m of these securities are held by HSBC Holdings.

9	In February 2018, HSBC gave notice it will redeem these securities.

HSBC Holdings
	2017	2016
	$m	$m
At amortised cost	15,877	15,189
Designated at fair value (Note 23)	13,394	13,347
At 31 Dec	29,271	28,536

HSBC Holdings’ subordinated liabilities
			First call	Maturity	2017	2016
		Footnotes	date	date	$m	$m
Tier 2 securities issued by HSBC Holdings plc
Amounts owed to third parties
$2,000m	4.25% subordinated notes	2,4	—	Mar 2024	2,038	2,060
$1,500m	4.25% subordinated notes	2	—	Jun 2025	1,586	1,539
$1,500m	4.375% subordinated notes	2	—	Nov 2026	1,580	1,520
$488m	7.625% subordinated notes	1	—	May 2032	553	528
$222m	7.35% subordinated notes	1	—	Nov 2032	248	278
$2,000m	6.5% subordinated notes	1	—	May 2036	2,042	2,029
$2,500m	6.5% subordinated notes	1	—	Sep 2037	3,365	3,170
$1,500m	6.8% subordinated notes	1	—	Jun 2038	1,489	1,487
$1,500m	5.25% subordinated notes	2,4	—	Mar 2044	1,755	1,747

£900m	6.375% subordinated notes	1,3	Oct 2017	Oct 2022	—	1,163
£650m	5.75% subordinated notes	2	—	Dec 2027	1,114	932
£650m	6.75% subordinated notes	2	—	Sep 2028	873	793
£750m	7.0% subordinated notes	2	—	Apr 2038	1,043	971
£900m	6.0% subordinated notes	2	—	Mar 2040	1,199	1,086

€1,600m	6.25% subordinated notes	2	—	Mar 2018	1,918	1,693
€1,750m	6.0% subordinated notes	2	—	Jun 2019	2,349	2,168
€1,500m	3.375% subordinated notes	2,4	Jan 2019	Jan 2024	1,827	1,626
€1,500m	3.0% subordinated notes	2	—	Jun 2025	2,037	1,716
€1,000m	3.125% subordinated notes	2	—	Jun 2028	1,363	1,139
					28,379	27,645
Amounts owed to HSBC undertakings
$900m	10.176% subordinated step-up cumulative notes		Jun 2030	Jun 2040	892	891
					892	891
At 31 Dec					29,271	28,536

1	Amounts owed to third parties represent securities included in the capital base of HSBC as tier 2 securities in accordance with the grandfathering provisions under CRD IV rules.

2	These securities are included in the capital base of HSBC as fully CRD IV compliant tier 2 securities on an end point basis.

3	In 2017, HSBC redeemed these securities.

4	These subordinated notes are measured at amortised cost in HSBC Holdings, where the interest rate risk is hedged using a fair value hedge, while they are measured at fair value in the Group.